REGULATORY FRAMEWORK (Details Narrative) - ARS ($)					1 Months Ended														7 Months Ended	12 Months Ended
	May 31, 2025	May 02, 2025	Apr. 30, 2025	Jun. 30, 2024	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025	Jan. 02, 2020
IfrsStatementLineItems [Line Items]
Fuel																				1,000
Tariff percentage		20.00%																2.50%	80.00%
TGS tariff percentage one																	1.50%
TGS tariff percentage two																1.70%
Applicable tax rate																				35.00%	35.00%	35.00%
Country Of Ecuador [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate																				25.00%
Surcharge rate																				3.00%
Percentage of withholdings on dividends																								10.00%
Country Of Bolivia [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate																				25.00%
Withholding income tax rate																				12.50%
Country Of Uruguay [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate																				25.00%
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Applicable tax rate																				27.00%
Percentage of withholdings on dividends							35.00%												35.00%	35.00%
ENARGAS [Member]
IfrsStatementLineItems [Line Items]
After-tax discount rate			7.18%
Weighted average tariff rate	4.74%		3.67%
Investment plan total				$ 279,108
ENARGAS [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff													2.81%
ENARGAS One [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff												0.62%
ENARGAS Two [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff											1.63%
ENARGAS Three [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff										2.38%
ENARGAS Four [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff									2.49%
ENARGAS Five [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff								2.89%
ENARGAS Six [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff							1.71%
ENARGAS Seven [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff						2.03%
ENARGAS Eight [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
transportation tariff					2.63%
ENRE [Member]
IfrsStatementLineItems [Line Items]
Remuneration percentage																		4.00%
ENRE One [Member]
IfrsStatementLineItems [Line Items]
Remuneration percentage																	4.00%
ENRE Two [Member]
IfrsStatementLineItems [Line Items]
Remuneration percentage																2.00%
ENRE Three [Member]
IfrsStatementLineItems [Line Items]
Remuneration percentage															4.00%
Transener [Member]
IfrsStatementLineItems [Line Items]
Tariff percentage			42.89%
Transba [Member]
IfrsStatementLineItems [Line Items]
Tariff percentage			10.30%
Choele Choel–Pto [Member]
IfrsStatementLineItems [Line Items]
Tariff percentage			77.92%
Madryn Interconnection Fourth Line Transba [Member]
IfrsStatementLineItems [Line Items]
Tariff percentage			100.00%
TIBA [Member]
IfrsStatementLineItems [Line Items]
Tariff percentage			99.73%
Spot Generation [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage																		4.00%
Spot Generation One [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage																	4.00%
Spot Generation Two [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage																1.50%
Spot Generation Three [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage															1.50%
Spot Generation Four [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage														2.00%
Spot Generation Five [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage													1.50%
Spot Generation Six [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage												1.00%
Spot Generation Seven [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage											0.40%
Spot Generation Eight [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage										0.50%
Spot Generation Nine [Member]
IfrsStatementLineItems [Line Items]
Remuneration spot market percentage									0.50%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Provisional payment percentage																				85.00%
Bottom of range [member] | Country Of Ecuador [Member]
IfrsStatementLineItems [Line Items]
Percentage of withholdings on dividends																							0.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Provisional payment percentage																				90.00%
Top of range [member] | Country Of Ecuador [Member]
IfrsStatementLineItems [Line Items]
Percentage of withholdings on dividends																							2.50%
Reinsurance Plan [Member]
IfrsStatementLineItems [Line Items]
Production commitment																				The awards granted to the Company and the executed contracts represented a 13.8 million m³/day commitment under the Reinsurance Plan for fiscal years 2025 and 2024.